Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity

The following table summarizes the stock options activity relating to the Legacy Plan of NuScale LLC (historical NuScale LLC units and weighted average exercise price were adjusted using the exchange ratio) as of and for the period ended December 31, 2022:

		Weighted Average	Aggregate
Share Options	Number of Shares	Exercise Price	Intrinsic Value
Outstanding at December 31, 2021	15,393,670	$3.64	$101,906
Granted	208,013	$9.53	$—
Exercised	(3,197,310)	$2.24	$25,642
Forfeited	(63,012)	$6.70	$—
Expired	(116,578)	$2.40	$—
Outstanding at December 31, 2022	12,224,783	$4.09	$75,427
Exercisable at December 31, 2022	10,795,243	$3.73	$70,493
Vested at December 31, 2022	12,224,783	$4.09	$75,427

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

The following assumptions were used in determining the fair value of options granted during the years ended December 31, 2022, 2021 and 2020:

	2022	2021
Risk-free interest rate	1.44%	0.62%-1.31%
Expected dividend yield	NA	NA
Expected option life	6.25 years	6.25 years
Expected price volatility	73.98%	64.60%-73.98%

Schedule of Time-based Restricted Stock Units

The following table summarizes the activity of our time-based RSUs as of and for the year ended, December 31, 2022:

		Weighted Average
Time-based RSUs	Number of RSUs	Grant-Date Fair Value
Outstanding at December 31, 2021	—	$—
Granted	2,184,417	10.71
Vested	(28,595)	10.20
Forfeited/Expired	(15,171)	11.82
Outstanding at December 31, 2022	2,140,651	$10.71